Investment in Affiliates	6 Months Ended
Jun. 30, 2017
Equity Method Investments And Joint Ventures [Abstract]
INVESTMENT IN AFFILIATES

NOTE 6: INVESTMENT IN AFFILIATES
Navios Europe I
On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe I and had economic interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash which was funded with the proceeds of senior loan facility (the “Senior Loan I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). Effective November 2014 and as of June 30, 2017, Navios Holdings, Navios Acquisition and Navios Partners have voting interest of 50%, 50% and 0%, respectively.
On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.
The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that the Company is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.
Navios Acquisition further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.
The fleet of Navios Europe I is managed by subsidiaries of Navios Holdings.
As of June 30, 2017 and December 31, 2016, the estimated maximum potential loss by Navios Acquisition in Navios Europe I would have been $19,404 and $18,268, respectively, which represented the Company's carrying value of its investment of $5,998 (December 31, 2016: $5,967) the Company's portion of the carrying balance of the Navios Revolving Loans I including accrued interest on the Navios Term Loans I of $9,808 (December 31, 2016: $9,356), which is included under “Due from related parties, long- term” and the accrued interest income on the Navios Revolving Loans I in the amount of $3,598 (December 31, 2016: $2,945) which is included under “Due from related parties, short-term”. Refer to Note 11 for the terms of the Navios Revolving Loans I.
Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the three month period ended June 30, 2017 was $215 (June 30, 2016: $340). Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the six month period ended June 30, 2017 was $483 (June 30, 2016: $669).
Accounting for basis difference
The initial investment in Navios Europe I recorded under the equity method of $4,750, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2017 and December 31, 2016, the unamortized difference between the carrying amount of the investment in Navios Europe I and the amount of the Company's underlying equity in net assets of Navios Europe I was $4,372, and $4,710, respectively.
Navios Europe II
On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II Inc. and had in such entity economic interests of 47.5%, 47.5% and 5.0%, respectively, and voting interests of 50.0%, 50.0 and 0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for: (i) cash consideration of $145,550 (which was funded with the proceeds of $131,550 of senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017 the availability under the Navios Revolving Loans II was increased by $14,000.
On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation.
The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a “VIE” and that the Company is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.
The fleet of Navios Europe II is managed by subsidiaries of Navios Holdings.
As of June 30, 2017, the estimated maximum potential loss by Navios Acquisition in Navios Europe II would have been $33,188 (December 31, 2016: $22,287), which represented the Company's carrying value of the investment of $5,298 (December 31, 2016: $5,894), the Company's balance of the Navios Revolving Loans II including accrued interest on the Navios Term Loans II of $23,518 (December 31, 2016: $13,652), which is included under “Due from related parties, long-term”, and the accrued interest income on the Navios Revolving Loans II in the amount of $4,372 (December 31, 2016: $2,741), which is included under “Due from related parties, short-term”. Refer to Note 11 for the terms of the Navios Revolving Loans II.
Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the three month period ended June 30, 2017 was $168. (June 30, 2016: loss $50). Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the six month period ended June 30, 2017 was $209. (June 30, 2016: $7).
Accounting for basis difference
The initial investment in Navios Europe II recorded under the equity method of $6,650, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2017 and December 31, 2016 the unamortized difference between the carrying amount of the investment in Navios Europe II and the amount of the Company's underlying equity in net assets of Navios Europe II was $7,482 and $7,953, respectively.
Navios Midstream
On October 13, 2014, the Company formed Navios Midstream under the laws of Marshall Islands. Navios Maritime Midstream Partners GP L.L.C. (the “Navios Midstream General Partner”), a wholly owned subsidiary of Navios Acquisition, was also formed on that date to act as the general partner of Navios Midstream and received a 2.0% general partner interest.
In connection with the IPO of Navios Midstream in November 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net cash proceeds from the IPO amounting to $110,403; (ii) $104,451 of the $126,000 borrowings under Navios Midstream's credit facility; (iii) 9,342,692 subordinated units and 1,242,692 common units; and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream to the Navios Midstream General Partner.
The Company evaluated its investment in Navios Midstream (NYSE: NAP) under ASC 810 and concluded that Navios Midstream is not a “VIE”. The Company further evaluated the power to control the board of directors of Navios Midstream under the voting interest model. As of the IPO date, Navios Acquisition, as the general partner, delegated all its powers to the board of directors of Navios Midstream and does not have the right to remove or replace the elected directors from the board of directors. Elected directors were appointed by the general partner, but as of the IPO date are deemed to be elected directors. The elected directors represent the majority of the board of directors of Midstream and therefore, the Company concluded that it does not hold a controlling financial interest in Navios Midstream but concluded that it does maintain significant influence and deconsolidated the vessels sold as of the IPO date.

Following the deconsolidation of Navios Midstream, the Company accounts for all of its interest in the general partner and in each of the common and subordinated units under the equity method of accounting.
In connection with the sale of the Nave Celeste and the C. Dream to Navios Midstream in June 2015, Navios Acquisition received 1,592,920 Subordinated Series A Units of Navios Midstream, as part of the sales price. In conjunction with the transaction, Navios Midstream also issued 32,509 general partner units to the General Partner for $551, in order for the General Partner to maintain its 2.0% general partnership interest. The Company analyzed its investment in the subordinated Series A units and concluded that this is to be accounted for under the equity method on the basis that the Company has significant influence over Navios Midstream. The Company's investment in the subordinated Series A units was fair valued at $17.02 per unit, in total $27,111 on the date of the sale of the vessels to Navios Midstream.
On July 29, 2016, Navios Midstream launched a continuous offering sales program of its common units for an aggregate offering of up to $25,000.
On September 30, 2016, December 30, 2016, February 16, 2017 and May 5, 2017 Navios Acquisition entered into securities purchase agreements with Navios Midstream pursuant to which Navios Acquisition made an investment in Navios Midstream by purchasing 5,655, 1,143, 6,446 and 412 general partnership interests, respectively, for a consideration of $75, $14, $79 and $5 respectively, in order to maintain its 2.0% partnership interest in Navios Midstream in light of such continuous offering sales program.
The Company determined, under the equity method, that the issuance of common units of Navios Midstream qualified as a sale of shares by the investee. As a result, a net loss of $5 and $54 was recognized in “Equity/ (loss) in net earnings of affiliated companies” for the three and six month periods ended June 30, 2017, respectively.
As of June 30, 2017, the Company owned a 2.0% general partner interest in Navios Midstream through the Navios Midstream General Partner and a 57.0% limited partnership interest through the ownership of subordinated units (43.7%), the subordinated series A units (7.5%) and through common units (5.8%), based on all of the outstanding common, subordinated and general partner units.
For the three month periods ended June 30, 2017 and 2016, total income from Navios Midstream recognized in “Equity/ (loss) in net earnings of affiliated companies” was $993 and $ 3,442, respectively. Dividends received during the three month period ended June 30, 2017 were $5,326 ($5,320 for the three month period ended June 30, 2016).
For the six month periods ended June 30, 2017 and 2016, total equity method income from Navios Midstream recognized in “Equity/ (loss) in net earnings of affiliated companies” was $3,452 and $7,946, respectively. Dividends received during the six month period ended June 30, 2017 were $10,649 ($10,640 for the six month period ended June 30, 2016).
As of June 30, 2017 and December 31, 2016, the carrying amount of the investment in Navios Midstream was $117,990 and $184,834, respectively. The fair value of our investment in Navios Midstream has been below its carrying value for a period over twelve months, due to the decline in the quoted price of the common units of Navios Midstream. During the three and six month periods ended June 30, 2017, the Company recognized a non-cash other-than-temporary impairment (“OTTI”) loss of $59,104 relating to its investment in Navios Acquisition and the amount was included in “Equity/ (loss) in net earnings of affiliated companies”.
As of June 30, 2017 the market value of the investment in Navios Midstream was $117,990.
Accounting for basis difference
The initial investment in Navios Midstream following the completion of the IPO recorded under the equity method of $183,141, as of the deconsolidation date included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets, which amounted to $20,169. Of this difference, an amount of $(332) was allocated on the intangibles assets and $20,501 was allocated on the tangible assets. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.
In connection with the sale of the Nave Celeste and the C. Dream, the Company recognized its incremental investment upon the receipt of the Subordinated series A units in Navios Midstream, which amounted to $27,665 under “Investment in affiliates”. The investment was recognized at fair value at $17.02 per unit. The incremental investment included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets at the transaction date, which amounted to $2,554. Of this difference an amount of $(72) was allocated to the intangible assets and $2,626 was allocated to the tangible assets. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.

As of June 30, 2017 and December 31, 2016, the pre-OTTI unamortized difference between the carrying amount of the investment in Navios Midstream and the amount of the Company's underlying equity in net assets of Navios Midstream was $20,372 and $21,221, respectively. The Company will need to recomputed this difference which is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.
Summarized financial information of the affiliated companies is presented below:

	June 30, 2017			December 31, 2016
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$45,777	$15,096	$15,235	$52,791	$10,785	$16,916
Current assets	$60,019	$20,101	$24,997	$61,087	$15,980	$19,487
Non-current assets	$406,442	$164,166	$224,929	$414,694	$169,925	$232,363
Current liabilities	$4,664	$20,153	$18,792	$6,143	$18,490	$24,126
Long-term debt including current portion, net of deferred finance costs and discount	$196,841	$80,772	$111,572	$197,176	$86,060	$119,234
Non-current liabilities	$196,173	$156,406	$199,943	$196,515	$155,387	$184,530

	Three month period ended June 30, 2017			Three month period ended June 30, 2016
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$18,510	$9,394	$9,401	$22,695	$10,418	$6,760
Net (loss)/income before non-cash change in fair value of Junior Loan	—	(1,950)	(5,058)	—	(449)	(6,889)
Net income/(loss)	1,960	(2,489)	(5,058)	5,889	(1,955)	(3,220)

	Six month period ended June 30, 2017			Six month period ended June 30, 2016
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$39,610	$19,278	$17,402	$46,844	$20,530	$14,726
Net (loss)/ income before non-cash change in fair value of Junior Loan	—	(3,239)	(11,325)	—	(739)	(11,913)
Net income/(loss)	6,462	(4,320)	(12,003)	13,384	(3,134)	(7,122)